Cover	Mar. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 04, 2022
Entity File Number	333-144504
Entity Registrant Name	Financial Gravity Companies, Inc.
Entity Central Index Key	0001377167
Entity Tax Identification Number	20-4057712
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2501 Ranch Road 620 South
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Lakeway
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78734
City Area Code	(800)
Local Phone Number	588-3893
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false